Statement of Cash Flows - USD ($)	2 Months Ended	6 Months Ended
	Dec. 31, 2014	Jun. 30, 2015
CASH FLOW FROM OPERATING ACTIVITIES
Net loss	$ (1,500)	$ (5,492)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
prepaid expenses	(150)	150
Accounts payable and accrued expenses	1,250	4,750
Changes in operating assets and liabilities:		4,900
Net cash used in operating activities	(400)	(592)
CASH FLOW FROM INVESTING ACTIVITIES
Accquisition of assets		(800,000)
Net cash used to investing activities	0	(800,000)
CASH FLOW FROM FINANCING ACTIVITIES
Proceeds from bank loans	100	385,000
Proceeds from loans with related parties	1,300	415,050
Net cash (used)/provided by financing activities	1,400	800,050
Increase in cash and cash equivalents	1,000	(542)
Cash and cash equivalents at the beginning of the year	0	1,000
Cash and cash equivalents at the end of the year	$ 1,000	$ 458